Document and Entity Information	Oct. 20, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001853138
Document Type	8-K
Document Period End Date	Oct. 20, 2025
Entity Registrant Name	Kodiak AI, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41691
Entity Tax Identification Number	98-1592112
Entity Address, Address Line One	1049 Terra Bella Avenue
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94043
City Area Code	(650)
Local Phone Number	209-8005
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	KDK
Security Exchange Name	NASDAQ
Redeemable Warrants Each Exercisable For Oneshare Of Common Stock At An Exercise Price Of 9.28 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each exercisable for oneshare of common stock at an exercise price of $9.28
Trading Symbol	KDKRW
Security Exchange Name	NASDAQ